Document And Entity Information	Feb. 22, 2022
Document Information [Line Items]
Entity, Registrant Name	KemPharm, Inc.
Document, Type	8-K
Document, Period End Date	Feb. 22, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36913
Entity, Tax Identification Number	20-5894398
Entity, Address, Address Line One	1180 Celebration Boulevard, Suite 103
Entity, Address, City or Town	Celebration
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	34747
City Area Code	321
Local Phone Number	939-3416
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KMPH
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001434647